United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Nathan Capital Management, Inc.
Address:	38 Woodbine Avenue
		Larchmont, NY 10536

13F File Number: 28-7728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	914-833-1935
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	February 3, 2000

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: None

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	103

Form 13F Information Table Value Total:	$136118


List of Other Included Managers:	None

                                                     Nathan Capital Management
                                                              FORM 13F
                                                         December 31, 1999

                                                                                                    Voting Authority

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT&T Corp.                     COM              001957109      938    18460 SH       SOLE                    18460
AT&T Liberty Media Group CL A  COM              001957208     2830    49817 SH       SOLE                    49817
Ace Limited                    COM              G0070K103      209    12500 SH       SOLE                    12500
Alliance Capital Management LP COM              018548107      485    16200 SH       SOLE                    16200
Amerada Hess                   COM              023551104      297     5226 SH       SOLE                     5226
American Express               COM              025816109      848     5100 SH       SOLE                     5100
American Home Products         COM              026609107     1248    31800 SH       SOLE                    31800
American International Group I COM              026874107      766     7080 SH       SOLE                     7080
Associated Group CL B          COM              045651205     1116    12125 SH       SOLE                    12125
Atlantic Richfield             COM              048825103     1095    12660 SH       SOLE                    12660
Aventis 01 WTS F Warrants Exp  COM              053561205       54    10600 SH       SOLE                    10600
Aventis Warrants - Expire 11/0 COM              762426138      103    20000 SH       SOLE                    20000
BP Amoco Plc Sponsored Adr     COM              055622104      807    13604 SH       SOLE                    13604
Bank of New York Co.           COM              064057102     1820    45500 SH       SOLE                    45500
Bell Atlantic Corp.            COM              077856102      335     5442 SH       SOLE                     5442
Bellsouth Corp.                COM              079860102      712    15216 SH       SOLE                    15216
Berkshire Hathaway Inc. Cl B   COM              084670207      284      155 SH       SOLE                      155
Bristol Hotels & Resorts       COM              110041100      506   100000 SH       SOLE                   100000
Bristol Myers Squibb           COM              110122108     3877    60400 SH       SOLE                    60400
BroadWing Inc.                 COM              111620100      578    15682 SH       SOLE                    15682
C C B Financial Corp.          COM              124875105      305     7000 SH       SOLE                     7000
Carey Diversified LLC          COM              14174P105      388    23000 SH       SOLE                    23000
Carnival Corp. Cl A            COM              143658102      229     4788 SH       SOLE                     4788
Catalina Marketing             COM              148867104     1794    15500 SH       SOLE                    15500
Charles Schwab Corp.           COM              808513105    21906   572700 SH       SOLE                   572700
Chevron Corp.                  COM              166751107     1039    12000 SH       SOLE                    12000
Cisco Systems Inc.             COM              17275R102      605     5650 SH       SOLE                     5650
CitiGroup Inc.                 COM              172967101     7531   135242 SH       SOLE                   135242
Cola-Cola Co.                  COM              191216100     1188    20400 SH       SOLE                    20400
Colgate-Palmolive Inc.         COM              194162103      572     8800 SH       SOLE                     8800
Commerce Bancorp Inc. NJ       COM              200519106      320     7902 SH       SOLE                     7902
Conoco Inc Cl B                COM              208251405      539    21673 SH       SOLE                    21673
Crescent Operating Inc.        COM              22575M100       83    30000 SH       SOLE                    30000
Delphi Financial Group         COM              247131105      298     9933 SH       SOLE                     9933
Duke Energy Corp.              COM              264399106      577    11517 SH       SOLE                    11517
Duke Realty Investments Inc.   COM              264411505      464    23816 SH       SOLE                    23816
E.I. Du Pont De Nemours & Co.  COM              263534109      584     8871 SH       SOLE                     8871
Eastgroup Properties           COM              277276101      471    25450 SH       SOLE                    25450
Echostar Commmunications       COM              278762109      539     5532 SH       SOLE                     5532
Enron Corp.                    COM              293561106     1957    44100 SH       SOLE                    44100
Exxon Mobil Corporation        COM              30231G102     3339    41446 SH       SOLE                    41446
First Nat'l Bank Nebraska      COM              335720108     2400     1000 SH       SOLE                     1000
Firstar Corp.                  COM              33763v109     1052    49821 SH       SOLE                    49821
Ford Motor                     COM              345370100      293     5500 SH       SOLE                     5500
Freddie Mac                    COM              313400301      555    11800 SH       SOLE                    11800
Gannett Co. Inc.               COM              364730101      710     8700 SH       SOLE                     8700
General Electric               COM              369604103     8588    55498 SH       SOLE                    55498
General Mtrs Corp.             COM              370442105      382     5256 SH       SOLE                     5256
Gillette Company               COM              375766102      547    13282 SH       SOLE                    13282
HSBC Hldg Plc Spnd ADR New     COM              404280406     1863    26100 SH       SOLE                    26100
Halliburton Co.                COM              406216101      419    10400 SH       SOLE                    10400
Hewlett-Packard Company        COM              428236103      431     3788 SH       SOLE                     3788
Honeywell Intl.                COM              438506107     1601    27755 SH       SOLE                    27755
Intel Corp.                    COM              458140100      428     5200 SH       SOLE                     5200
International Paper            COM              460146103      677    12000 SH       SOLE                    12000
Intl. Business Machines        COM              459200101     2712    25138 SH       SOLE                    25138
Johnson & Johnson              COM              478160104     9000    96510 SH       SOLE                    96510
Jones Lang LaSalle             COM              51802h105      309    26000 SH       SOLE                    26000
Kaydon Corp.                   COM              486587108      228     8500 SH       SOLE                     8500
Kerr-McGee Corp.               COM              492386107      391     6300 SH       SOLE                     6300
Loral Space & Commun. Ltd      COM              G56462107      785    32269 SH       SOLE                    32269
Lucent Technologies            COM              549463107      864    11524 SH       SOLE                    11524
MCI Worldcom                   COM              55268B106     1383    26070 SH       SOLE                    26070
Markel Corp.                   COM              570535104      326     2100 SH       SOLE                     2100
Marriott Intl Inc. New CL A    COM              571903202      631    20000 SH       SOLE                    20000
Mattel Inc.                    COM              577081102      131    10000 SH       SOLE                    10000
MediaOne Group                 COM              58440j104      268     3486 SH       SOLE                     3486
Mellon Bank Corp.              COM              585509102      436    12800 SH       SOLE                    12800
Merck & Co.                    COM              589331107    10354   154100 SH       SOLE                   154100
Microsoft Corp.                COM              594918104      409     3500 SH       SOLE                     3500
Molex Inc. Cl A                COM              608554200      276     6102 SH       SOLE                     6102
National Australia Bank        COM              632525408      496     6500 SH       SOLE                     6500
National City Corp.            COM              635405103     1377    58146 SH       SOLE                    58146
Office Depot Inc.              COM              676220106      355    32238 SH       SOLE                    32238
PepsiCo Inc.                   COM              713448108      977    27715 SH       SOLE                    27715
Procter & Gamble               COM              742718109      877     8000 SH       SOLE                     8000
Quintiles Transnational        COM              748767100      743    39782 SH       SOLE                    39782
Roper Inds Inc. New            COM              776696106      492    13000 SH       SOLE                    13000
Royal Dutch Petroleum          COM              780257804     1708    28199 SH       SOLE                    28199
SBC Communications             COM              78387g103     3078    63135 SH       SOLE                    63135
Safra Republic Hldgs SA        COM              5248195        345     4800 SH       SOLE                     4800
Servicemaster Co.              COM              81760n109      345    28050 SH       SOLE                    28050
Sprint Corp. Fon Group         COM              852061100      712    10584 SH       SOLE                    10584
Sprint Corp. PCS Group         COM              852061506      245     2395 SH       SOLE                     2395
Sun Microsystems Inc.          COM              866810104      620     8000 SH       SOLE                     8000
Telecom Italia Spa ADR         COM              87927w106      700     5000 SH       SOLE                     5000
Texaco Inc.                    COM              881694103      326     6000 SH       SOLE                     6000
Texas Instruments Inc.         COM              882508104     2319    24000 SH       SOLE                    24000
The International Bank (Texas) COM              45920K107        0    14560 SH       SOLE                    14560
The News Corporation, Ltd., Pr COM              652487802      301     9000 SH       SOLE                     9000
U S West Inc.                  COM              91273h101      258     3578 SH       SOLE                     3578
US Bancorp Del.                COM              902973106      541    22708 SH       SOLE                    22708
Unilever NV New York           COM              904784709      250     4600 SH       SOLE                     4600
Unitil Corp.                   COM              913259107      937    26200 SH       SOLE                    26200
Vodafone Airtouch ADR          COM              92857T107      813    16420 SH       SOLE                    16420
Walt Disney Co.                COM              254687106      878    30000 SH       SOLE                    30000
Wells Fargo & Co.              COM              949740104     2385    58976 SH       SOLE                    58976
Wellsford Real Properties Inc. COM              950240101      170    20000 SH       SOLE                    20000
Williams Cos Inc.              COM              969457100      559    18300 SH       SOLE                    18300
Yankee Energy System           COM              984779108      222     5050 SH       SOLE                     5050
Northeast Investors Tr         MUT              664210101      222 22713.627SH       SOLE                22713.627
Putnam Health Sciences Trust   MUT              746778109      213 3472.530 SH       SOLE                 3472.530
Schwab 1000 Fund               MUT              808517106      574 14239.365SH       SOLE                14239.365
REPORT SUMMARY                103 DATA RECORDS              136118            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED